UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549

						   FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2005

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds     holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Criterion Capital Management, LLC
Address:	One Maritime Plaza, Suite 1460
		San Francisco, CA  94111

Form 13F File Number:	28-10866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	R. Daniel Beckham
Title:	Chief Operating Officer
Phone:	(415) 834-2417

Signature, Place and Date of Signing:

/s/ R. Daniel Beckham		San Francisco, CA	May 13, 2005


Report Type (Check only one.):

_X_	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None.

					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	43

Form 13F Information Table Value Total:		264,868 X 1000



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


<Page

NAME OF ISSUER                   TITLE OF    CUSIP          VALUE      SHARES  SH/  PUT/      INV  OTHER  VOTING AUTH
                                  CLASS                    X1000               PRN  CALL      DISC  MGR  SOLE  SHR NONE

51JOB INC                         COM     316827104         847         50000   SH            Sole       50000
ADVENT SOFTWARE INC               COM     007974108       12799        704000   SH            Sole      704000
ALAMOSA HOLDINGS INCORPORATED     COM     011589108        9861        845000   SH            Sole      845000
AMDOCS LIMITEDORDINARY SHARES     COM     G02602103        1567         55173   SH            Sole       55173
AMERICAN TOWER SYSTEMS            COM     029912201       10391        570000   SH            Sole      570000
ANGELICA CORP.                    COM     034663104       11376        406300   SH            Sole      406300
ATARI INC                         COM     04651M105        1975        625000   SH            Sole      625000
BLACKBAUD INC                     COM     09227Q100        2545        202012   SH            Sole      202012
CENTRA SOFTWARE INC               COM     15234X103        4082       1736900   SH            Sole     1736900
CHARTERMAC                        COM     160908109        6450        300000   SH            Sole      300000
COMCAST CORPORATION               COM     20030N200        4013        120000   SH            Sole      120000
COMFORT SYSTEMS USA INC           COM     199908104        2829        365000   SH            Sole      365000
CRITICAL PATH INC                 COM     22674V506           7         10000   SH            Sole       10000
CROWN CASTLE INTL CORP            COM     228227104       12286        765000   SH            Sole      765000
DEX MEDIA, INC.                   COM     25212E100        9706        470000   SH            Sole      470000
EQUINIX INC                       COM     29444U502        9020        213036   SH            Sole      213036
FLUOR CORP                        COM     343412102        5543        100000   SH            Sole      100000
FTI CONSULTING INC                COM     302941109        1961         95000   SH            Sole       95000
GIGAMEDIA LIMITED.ORD             COM     Y2711Y104        2945       1900000   SH            Sole     1900000
GRANITE CONSTRUCTION INC.         COM     387328107        1970         75000   SH            Sole       75000
GUITAR CENTER, INC.               COM     402040109        4112         75000   SH            Sole       75000
HEALTH MANAGEMENT ASSOC. CL       COM     421933102        2094         80000   SH            Sole       80000
JDA SOFTWARE GROUP INC            COM     46612K108        3229        230000   SH            Sole      230000
KORN/FERRY INTERNATIONAL          COM     500643200        2575        135300   SH            Sole      135300
LABOR READY INC                   COM     505401208        4290        230000   SH            Sole      230000
MARSH & MCLENNAN CO INC           COM     571748102        5476        180000   SH            Sole      180000
NAVTEQ CORPORATION                COM     63936L100       13742        317000   SH            Sole      317000
NCI BUILDING SYSTEMS INC          COM     628852105        3860        100000   SH            Sole      100000
OPEN JT STK CO-VIMPEL COMMUNIC    COM     68370R109        8571        249000   SH            Sole      249000
SHAW GROUP INC                    COM     820280105        1853         85000   SH            Sole       85000
SHILOH INDUSTRIES INC             COM     824543102        3137        240398   SH            Sole      240398
SIEBEL SYSTEMS INC                COM     826170102       17027       1865000   SH            Sole     1865000
SIRVA, INC.                       COM     82967Y104        6122        861000   SH            Sole      861000
SONUS NETWORKS INC.               COM     835916107        4028        950000   SH            Sole      950000
SPECTRASITE, INC.                 COM     84761M104       15611        269300   SH            Sole      269300
SPRINT CORP-FON                   COM     852061100       14287        628000   SH            Sole      628000
THQ INC (NEW)                     COM     872443403        4080        145000   SH            Sole      145000
TIME WARNER INC.                  COM     887317105        3861        220000   SH            Sole      220000
TRIZETTO GROUP INC.               COM     896882107       12341       1325524   SH            Sole     1325524
UBIQUITEL INC                     COM     903474302        1005        150000   SH            Sole      150000
URS CORPORATION                   COM     903236107        1869         65000   SH            Sole       65000
WIND RIVER SYSTEMS LTD            COM     973149107       19016       1261000   SH            Sole     1261000
ZHONE TECHNOLOGIES INC            COM     98950P108         510        200000   SH            Sole      200000


ETR\6222\002\1307384.01